Impairment of assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense	$ 0	$ 0	$ 9,524	$ 0
Reversal of impairment of assets	516	108	516	108
Impairment of assets subsequently classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense	0	0	6,836	0
Impairment of revaluation of assets classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense	0	0	2,582	0
Mining hardware | Impairment of mining hardware
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense	$ 0	$ 0	$ 106	$ 0